Prospectus supplement dated August 3, 2016
to the following prospectus(es):
BOA FPVUL and BOA Next Generation II FPVUL prospectuses dated May 1, 2016
Marathon VUL (NLAIC) prospectus dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA MSPVL, Nationwide Options Select - New York, Nationwide Options Select AO prospectuses dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following changes are made to the prospectus:
1) The Designations Key of Appendix A: Underlying Mutual Funds is revised to include the following designation:
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
The designations for the following underlying mutual funds listed in Appendix A: Underlying Mutual Funds are updated as follows:
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
2) Effective January 1, 2016, all references to Neuberger Berman Management LLC, Neuberger Berman LLC, and Neuberger Berman Fixed Income LLC as Sub-advisor to the following funds is changed to Neuberger Berman Investment Advisers LLC:
•	Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Growth Fund
•	Neuberger Berman Advisers Management Trust – Mid-Cap Growth Portfolio
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•	Nationwide Variable Insurance Trust – Neuberger Berman NVIT Multi Cap Opportunities Fund
•	Neuberger Berman Advisers Management Trust – Short Duration Bond Portfolio
•	Nationwide Variable Insurance Trust – Neuberger Berman NVIT Socially Responsible Fund
•	Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio
3) The following investment option is only available to contracts/policies for which good order applications were received prior to November 6, 2015:
•	Neuberger Berman Advisers Management Trust – Mid-Cap Growth Portfolio: S Class Shares
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